Document and Entity Information	9 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Textura Corp
Entity Central Index Key	0001565337
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer